Inventory (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory
Metal cutting fuel	$ 51,307	$ 10,098	$ 8,381
Units, Construction in process	769,367	646,894	1,546,426
Inventory, Total	$ 820,674	$ 656,992	$ 1,554,807